Aquila Opportunity Growth Fund

Summary Prospectus / April 26, 2021
as revised as of October 1, 2021

Tickers:	Class A – ATGAX	Class C – ATGCX	Class F – ATGFX
	Class I – ATRIX	Class Y – ATGYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format.  Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/prospectuses-reports/.  You can also get this information at no cost by calling 800-437-1000 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated April 26, 2021, as revised as of October 1, 2021, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Investment Objective
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and under “Alternative Purchase Plans” on page 26 of the Fund’s Prospectus, “Sales Charges - Class A Shares” on page 28 of the Prospectus, “Broker-Defined Sales Charge Waiver Policies” on page 45 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 52 of the Statement of Additional Information (the “SAI”).  If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	0.40%	None
Other Expenses	0.37%	0.37%	0.29%	0.24%	0.36%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.55%	2.25%	1.17%	1.52%	1.24%

(1)
Shareholders who purchase $1 million or more of Class A Shares do not pay an initial sales charge but may pay a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$576	$894	$1,234	$2,192
Class C Shares	$328	$703	$1,205	$2,248
Class F Shares	$119	$372	$644	$1,420
Class I Shares	$155	$480	$829	$1,813
Class Y Shares	$126	$393	$681	$1,500

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$228	$703	$1,205	$2,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.  In addition to common stocks, exchange traded funds that invest primarily in equity securities, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the equity allocation.
2 / Aquila Opportunity Growth Fund

The Fund’s investment strategy focuses on factors specific to each investment, such as an improving balance sheet, cash flow, earnings growth as a result of positive changes and relative positioning, hidden or unappreciated value, management quality, and a strong business model.  The Fund invests in equity securities that can be characterized as “growth” or “value,” as both kinds of companies may have characteristics that make the investment attractive. The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap.  Companies favored in the research process are those viewed to be fiscally responsible and demonstrating management alignment with shareholder value, qualities that have the potential to deliver benefits to investors. Mid-cap companies have typically represented a large portion of the companies identified by the research process. Although the Fund may invest in securities of companies of any market capitalization, the Fund typically invests a substantial portion of its assets in the securities of mid-cap companies.
The Fund may invest up to 15% of its net assets in foreign securities.
The Fund may also hold cash or other short-term investments.
Principal Risks
You may lose money by investing in the Fund.  Following is a summary description of certain risks of investing in the Fund.
Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); global pandemics; measures to address budget deficits; downgrades of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.  U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels.  U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or decreases, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Recent Events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.   These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.
Equity Securities Risk.  Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions.  The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
3 / Aquila Opportunity Growth Fund

Interest Rate Risk.  The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates are currently at or near historic lows, which may make a rise in rates more likely.  A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.  The maturity of a security may be significantly longer than its effective duration.  A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.
Credit Risk.  If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if  the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.
Foreign Securities Risk.  Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Small and Mid-Sized Companies.  Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices Aquila Investment Management LLC (the “Manager”) thinks appropriate, and offer greater potential for gain and loss.  The Fund invests in companies that are highly leveraged.  Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company’s operations and market value.
Risks of Zero Coupon and Pay-In-Kind Securities.  The value, interest rates and liquidity of non-cash paying instruments, such as zero-coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.
Liquidity Risk.  The Fund may make investments that are illiquid or become illiquid after purchase, including investments in securities issued in private placement transactions.  Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.  The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).
Portfolio Turnover Risk.  If the Fund does a lot of trading, it may incur additional operating expenses and other costs, which would reduce performance.  Trading activity could also cause shareholders to incur a higher level of taxable income or capital gains.
Portfolio Selection Risk. The value of your investment may decrease if the Manager’s judgment about the attractiveness, quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about market movements or interest rates, is incorrect.
Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  These differences may increase significantly and affect Fund investments more broadly during periods of market volatility.  Investors who purchase or redeem fund shares on days when the

4 / Aquila Opportunity Growth Fund

 Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology.  The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
Redemption Risk.  The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.
Cybersecurity Risk. Cybersecurity failures by and breaches of the Fund’s Manager, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs.
These risks are discussed in more detail in the Prospectus or in the SAI.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance.  No performance information is presented for Class F Shares because Class F Shares do not have annual returns for at least one calendar year. The returns for Class F Shares would differ from the returns shown because Class F Shares have different expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1000 (toll-free).
The Fund acquired the assets and liabilities of Aquila Three Peaks Opportunity Growth Fund (the “Predecessor Fund”) on October 11, 2013.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to October 11, 2013, is the performance of the Predecessor Fund.  Prior to October 14, 2010, the Predecessor Fund was known as “Aquila Rocky Mountain Equity Fund.”  The Predecessor Fund’s returns for periods prior to October 14, 2010 reflect the investment strategies and portfolio managers in effect for the Predecessor Fund during such periods.  Such returns should not be considered predictive or representative of results the Fund may experience under its current strategy.

From October 14, 2010 until September 30, 2021, Three Peaks Capital Management, LLC served as the sub-adviser of the Fund and the Predecessor Fund, and each of the Fund and the Predecessor Fund was known as “Aquila Three Peaks Opportunity Growth Fund.”  Effective October 1, 2021, the Manager became directly responsible for portfolio management decisions for the Fund.
5 / Aquila Opportunity Growth Fund

Annual Total Returns – As of December 31 -
Class Y Shares 2011-2020

50%

40%                         37.61%
                             XXXX
                             XXXX                                             35.90%
                             XXXX                                             XXXX
30%                          XXXX                                             XXXX
                             XXXX                                             XXXX
                             XXXX                                             XXXX
                    24.55%   XXXX                                             XXXX
                     XXXX    XXXX                                             XXXX
20%                  XXXX    XXXX                                             XXXX
                     XXXX    XXXX                                             XXXX
                     XXXX    XXXX    16.15%                 16.71%            XXXX
                     XXXX    XXXX    XXXX                    XXXX             XXXX
                     XXXX    XXXX    XXXX                    XXXX             XXXX
                     XXXX    XXXX    XXXX                    XXXX             XXXX
10%                  XXXX    XXXX    XXXX                    XXXX             XXXX   7.71%
                     XXXX    XXXX    XXXX            6.16%   XXXX             XXXX    XXXX
                     XXXX    XXXX    XXXX    4.52%   XXXX    XXXX             XXXX    XXXX
                     XXXX    XXXX    XXXX    XXXX    XXXX    XXXX             XXXX    XXXX
 0%                  XXXX    XXXX    XXXX    XXXX    XXXX    XXXX             XXXX    XXXX
            XXXX                                                      XXXX
            XXXX                                                      XXXX
           -3.72%                                                     XXXX
                                                                      XXXX
                                                                      XXXX

-10%                                                                 -11.09%

-20
              2011    2012    2013    2014    2015    2016    2017    2018    2019    2020

Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.53% (quarter ended December 31, 2020) and the lowest return for a quarter was -25.22% (quarter ended March 31, 2020).

	Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	2.82%	8.75%	11.61%
Class C	5.67%	8.93%	11.30%
Class I	7.49%	9.78%	12.31%
Class Y	7.71%	10.03%	12.44%
Class Y Returns After Taxes
on Distributions	6.09%	8.41%	11.28%
on Distributions and Redemption	4.75%	7.59%	10.08%
Russell Midcap Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	17.10%	13.40%	12.41%
S&P 500 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	18.40%	15.22%	13.88%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.
Management
Investment Adviser — Aquila Investment Management LLC

Portfolio Managers – Mr. Pedro Marcal, Director of Equities and High Yield at the Manager, is the Lead Portfolio Manager of the Fund since October 1, 2021. He has nearly 30 years of experience in the investment industry.  Mr. John McPeake is Co-Portfolio Manager of the Fund.  He has approximately 25 years of experience in the investment industry.
6 / Aquila Opportunity Growth Fund

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. Transactions in Class A Shares or Class C Shares may be made either through a financial advisor or directly with the Fund. The minimum initial purchase amount for Class A and Class C Shares is $1,000, or $50 if an automatic investment program is established. There is no minimum for subsequent investments. Transactions in Class F Shares, Class I Shares and Class Y Shares may be made only through a financial intermediary, which may impose separate investment minimums.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and Aquila Distributors LLC (the “Distributor”) or the Manager may pay the intermediary for the sale of Fund shares and related shareholder servicing activities. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
7 / Aquila Opportunity Growth Fund

AQL-REVOGSPRO-1021
8 / Aquila Opportunity Growth Fund